THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 March 4, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Equity-Income Fund (the "Fund")
              (File Nos.333-46453 and 811-08657)
              CIK No. 0000869356

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 3 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000869356-99-000004) on February 25, 1999.

              If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/Linda K. Nishi

                                                 Linda K. Nishi
                                                 Senior Legal Product Manager

cc:           Ms. Victoria J. Regan
              Mr. Joseph P. Barri
              Mr. David C. Phelan
              Ms. Michelle Rhee


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Pioneering Management Corporation            Pioneer Capital Corporation
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